UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04438

Exact name of registrant as specified in charter:	Aberdeen Australia Equity Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

Item 1 – Schedule of Investments – The Schedule of Investments for the three-month period ended January 31, 2017 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2017

Shares	Description	Industry and Percentage of Net Assets	Value (US$)
LONG-TERM INVESTMENTS - 98.0%(a)
COMMON STOCKS - 98.0%
AUSTRALIA - 84.0%
657,800	Adelaide Brighton Ltd.	Construction Materials - 1.8%	$2,555,952
404,600	AGL Energy Ltd.	Multi-Utilities - 4.8%	6,937,916
463,000	Amcor Ltd.	Containers & Packaging - 3.5%	5,025,410
1,138,290	AMP Ltd.	Diversified Financial Services - 3.0%	4,320,459
214,600	ASX Ltd.	Capital Markets - 5.6%	8,122,444
3,428,800	AusNet Services	Electric Utilities - 2.8%	4,112,740
249,900	Australia & New Zealand Banking Group Ltd.	Banks - 3.8%	5,552,374
226,600	Brambles Ltd.	Commercial Services & Supplies - 1.2%	1,790,823
155,800	Caltex Australia Ltd.	Oil, Gas & Consumable Fuels - 2.3%	3,381,270
373,800	Coca-Cola Amatil Ltd.	Beverages - 1.9%	2,764,378
53,950	Cochlear Ltd.	Health Care - 3.5%	5,124,936
138,500	Commonwealth Bank of Australia	Banks - 5.9%	8,581,470
107,300	CSL Ltd.	Biotechnology - 6.3%	9,147,327
2,793,800	Healthscope Ltd.	Health Care Providers & Services - 3.2%	4,639,571
1,338,000	Incitec Pivot Ltd.	Chemicals - 2.7%	3,910,462
85,400	Iress Ltd.	Information Technology Services - 0.5%	732,376
1,070,200	Medibank Pvt Ltd.	Insurance - 1.5%	2,193,198
59,400	Perpetual Ltd.	Capital Markets - 1.4%	2,109,319
1,689,700	Scentre Group	Real Estate Investment Trusts (REIT) - 3.9%	5,638,378
632,600	South32 Ltd. - London Listing	Metals & Mining - 0.9%	1,333,940
688,800	Tatts Group Ltd.	Hotels, Restaurants & Leisure - 1.6%	2,267,670
1,901,400	Telstra Corp. Ltd.	Diversified Telecommunication Services - 5.0%	7,213,990
129,500	Treasury Wine Estates Ltd.	Beverages - 0.8%	1,142,452
928,700	Westfield Corp.	Real Estate Investment Trusts (REIT) - 4.3%	6,191,053
328,100	Westpac Banking Corp. Ltd.	Banks - 5.4%	7,898,506
265,400	Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels - 4.4%	6,363,387
153,100	Woolworths Ltd.	Food & Staples Retailing - 2.0%	2,857,212

			121,909,013

UNITED KINGDOM - 11.0%
398,000	BHP Billiton PLC - London Listing	Metals & Mining - 5.0%	7,258,642
197,000	Rio Tinto PLC - London Listing	Metals & Mining - 6.0%	8,727,683

			15,986,325

UNITED STATES - 3.0%
652,000	ResMed, Inc.	Health Care - 3.0%	4,434,459

Total Long-Term Investments - 98.0% (cost $139,342,850)			142,329,797

See Notes to Portfolio of Investments.

Aberdeen Australia Equity Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2017

Shares	Description	Value (US$)
SHORT-TERM INVESTMENT - 1.1%
UNITED STATES - 1.1%
$1,614,765	State Street Institutional U.S. Government Money Market Fund(b)	$1,614,765

Total Short-Term Investment - 1.1% (cost $1,614,765)		1,614,765

Total Investments - 99.1% (cost $140,957,615)(c)		143,944,562

Other Assets in Excess of Liabilities - 0.9%		1,238,857

Net Assets - 100.0%		$145,183,419

(a)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)	Registered investment company advised by State Street Global Advisors.

(c)	See accompanying Notes to Portfolio of Investments for tax unrealized appreciation/(depreciation) of securities.

See Notes to Portfolio of Investments.

Aberdeen Australia Equity Fund, Inc.

Notes to Portfolio of Investments (unaudited)

January 31, 2017

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair Value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Fund’s Board of Directors (the “Board”). These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, a “government money market fund” pursuant to Rule 2a-7 under the Investment Company of 1940, as amended, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act and has an objective to maintain a $1.00 per share net asset value (“NAV”), which is not guaranteed. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Aberdeen Australia Equity Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

January 31, 2017

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which they trade closed before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved and established by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

	Level 1	Level 2	Level 3	Total

Investments, at Value
Long-Term Investments	$—	$142,329,797	$—	$142,329,797
Short-Term Investment	1,614,765	—	—	1,614,765

Total	$1,614,765	$142,329,797	$—	$143,944,562

Amounts listed as “—” are $0 or round to $0.

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended January 31, 2017, there were no transfers between Levels 1, 2 or 3. For the period ended January 31, 2017, there were no significant changes to the fair valuation methodologies.

b.	Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2017 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$124,886,680	$25,108,277	$(6,050,395)	$19,057,882

Aberdeen Australia Equity Fund, Inc.

Item 2 –	Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Australia Equity Fund, Inc.

BY:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Australia Equity Fund, Inc.

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Australia Equity Fund, Inc.

Date: March 31, 2017

BY:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer of Aberdeen Australia Equity Fund, Inc.

Date: March 31, 2017